NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
NOTES PAYABLE [Abstract]
Summary of the activity related to deferred financing fees related to the notes payable

The summary below shows the activity related to all deferred financing fees related to the notes payable as of September 30, 2014:

Balance at January 1, 2014	$-
Add: financing fees paid	1,346,221
Less: amortization of deferred financing costs	(99,752)
1,246,469
Less: current maturities	(439,931)
Long-term deferred financing costs	$806,538

Schedule of Notes Payble

A summary of the activity in notes payable for the nine months ended September 30, 2014 is shown below:

Notes payable - related parties

Balance at January 1, 2014	$1,131,884
Less: payments on notes payable	(288,427)
Less: conversions of notes payable to common shares	(128,749)
714,708
Less - current maturities, net - related parties	(515,000)
Long-term notes payable, net September 30, 2014	$199,708

Notes payable - third parties

Balance at January 1, 2014	$1,243,855
Note issued in consideration for intangible assets	370,000
Notes issued in connection with purchase of property and equipment	229,032
Unsecured promissory notes	130,000
Note issued for financing of insurance premium	88,900
Note issued in conjunction with acquisition	12,000,000
Secured borrowings	5,773,601
Less: payments on notes payable	(745,673)
Less: debt discount for warrants issued with acquisition note	(1,293,679)
Add: amortization of note discount	56,801
17,852,837
Less - current maturities, net - third parties	(7,194,609)
Long-term notes payable, net September 30, 2014	$10,658,228

A summary of the activity in notes payable for the year ended December 31, 2013 is shown below:

Notes payable - related parties

Balance at January 1, 2013		$1,386,867
Note issued to related party in connection with acquistion of AquaTex		245,000
Working capital adjustment on related party note issued for AquaTex		(10,708)
Less: payments on notes payable		(502,408)
Add: amortization of note discount		13,133
		1,131,884
Less - current maturities, net - related parties		(545,926)
Long-term notes payable, net December 31, 2013		$585,958

Notes payable - third parties

Balance at January 1, 2013		$896,074
Convertible promissory notes		850,000
Note issued in connection with acquisition of AquaTex		255,000
Working capital adjustment on note issued for AquaTex		(11,145)
Less: payments on notes payable		(680,200)
Less: reduction in notes payable due to the exercise of warrants		(169,800)
Add: amortization of note discount		103,926
		1,243,855
Less - current maturities, net - third parties		(85,000)
Long-term notes payable, net December 31, 2013		$1,158,855

Future maturities of notes payable are as follows as of December 31, 2013

2014	$630,926
2015	1,600,000
2016	144,813

	$2,375,739